Fair Value Measurements And Disclosure (Narrative) (Details)	1 Months Ended	12 Months Ended
	May 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)
Fair Value Disclosures [Abstract]
Available-for-sale debt securities		$ 1,479,000,000		$ 1,444,000,000
Available-for-sale debt securities - maturities less than 1 year		29,000,000
Available-for-sale debt securities - maturities within 1 to 3 years		159,000,000
Available-for-sale debt securities - maturities within 3 to 5 years		179,000,000
Available-for-sale debt securities - maturities for 5 or more years		1,112,000,000
Fair Value, Option, Quantitative Disclosures [Line Items]
Anticipated reclassification of holding losses during the next 12 months - cash flow hedges		92,000,000
Aggregate principal amount of debt		32,241,000,000
Net losses on net investment hedges recognized in accumulated OCI		147,000,000
Collateral submitted to counterparty		53,000,000		204,000,000
Collateral received from counterparty		694,000,000		44,000,000
Collateral contingently payable to the counterparty		33,000,000
Nonrecurring Fair Value Measurements
Fair Value, Option, Quantitative Disclosures [Line Items]
Nonrecurring fair value measurements				$ 0
Communications | Video | Nonrecurring Fair Value Measurements
Fair Value, Option, Quantitative Disclosures [Line Items]
Nonrecurring fair value measurements		9,744,000,000
Property, plant, and equipment, fair value measurements		2,258,000,000
Communications | Video | Nonrecurring Fair Value Measurements | Orbital slots
Fair Value, Option, Quantitative Disclosures [Line Items]
Finite-lived intangible assets, fair value measurements		5,873,000,000
Communications | Video | Nonrecurring Fair Value Measurements | Customer lists
Fair Value, Option, Quantitative Disclosures [Line Items]
Finite-lived intangible assets, fair value measurements		1,613,000,000
WarnerMedia | Warner Bros. | Nonrecurring Fair Value Measurements
Fair Value, Option, Quantitative Disclosures [Line Items]
Film costs, fair value measurements		844,000,000
Measurement Input, Entity Credit Risk
Fair Value, Option, Quantitative Disclosures [Line Items]
Collateral contingently payable to the counterparty		676,000,000
Measurement Input, Entity Credit Risk | Communications | DirecTV
Fair Value, Option, Quantitative Disclosures [Line Items]
Collateral contingently payable to the counterparty		$ 134,000,000
Net Investment Hedging
Fair Value, Option, Quantitative Disclosures [Line Items]
Aggregate principal amount of debt | €			€ 1,450,000,000
Interest rate locks | Cash Flow Hedging
Fair Value, Option, Quantitative Disclosures [Line Items]
Payment for hedge	$ 731,000,000